Pensions	12 Months Ended
Dec. 31, 2021
Pensions
Pensions
17.	Pensions:

The Company has adopted a defined contribution pension plan for its employees whereby the Company matches contributions made by participating employees up to a maximum of 3.5% of such employees’ annual salaries. During the year ended December 31, 2022, contributions, which were recorded as expenses within direct center and patient care costs, other regional and center support costs and corporate, general and administrative expenses, amounted to $567,606 (December 30, 2021 – $563,630; December 30, 2020 – $402,685).